Fair Value Measurements Recurring Measurements and Additional (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Additional disclosures:
Fair Value, Level 1 to Level 2 Transfers, Amount	$ 0	$ 0
Fair Value, Level 2 to Level 1 Transfers, Amount	0	0
Carrying Amount [Member]
Additional disclosures:
Other receivables	15	12
Long-term debt, including current portion	(18,470)	(19,176)	[1]
Fair Value [Member]
Additional disclosures:
Other receivables	15	12
Long-term debt, including current portion	(18,907)	(15,988)	[1]
Level 1 [Member]
Additional disclosures:
Other receivables	15	10
Long-term debt, including current portion	0	0	[1]
Level 2 [Member]
Additional disclosures:
Other receivables	0	2
Long-term debt, including current portion	(18,907)	(15,988)	[1]
Level 3 [Member]
Additional disclosures:
Other receivables	0	0
Long-term debt, including current portion	0	0	[1]
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member]
Measured on a recurring basis:
ARO Trust investments	96	67
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member] | Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	2
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	1	5
Energy derivatives liabilities	(6)	(2)
Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Measured on a recurring basis:
ARO Trust investments	96	67
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	2
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	1	5
Energy derivatives liabilities	(6)	(2)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Measured on a recurring basis:
ARO Trust investments	96	67
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	0	0
Energy derivatives liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Measured on a recurring basis:
ARO Trust investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	2
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	0	3
Energy derivatives liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Measured on a recurring basis:
ARO Trust investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets	1	2
Energy derivatives liabilities	$ (6)	$ (2)

[1]	Excludes capital leases.